Taxes - Schedule of Taxes Payable (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Taxes Payable [Abstract]
Income tax payable	$ 550,283
Other taxes payable	292,049	1,451,660
Total taxes payable	$ 842,332	$ 1,451,660